Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2025	December 31, 2024
Prepaid voyage costs	$6,002	$5,574
Inventories	31,944	32,793
Claims receivable	4,764	5,719
Other	20,100	16,808
Total prepaid expenses and other current assets	$62,810	$60,894